related party transactions (Details)	12 Months Ended
	Dec. 31, 2017 CAD EquityInstruments	Dec. 31, 2016 CAD EquityInstruments
Transactions with defined benefit pension plans
Charges for management and administrative services to our defined benefit pension plans	CAD 6,000,000	CAD 6,000,000
Key management personnel
Transactions with key management personnel
Short-term benefits	12,000,000	12,000,000
Post-employment pension and other benefits	4,000,000	7,000,000
Share-based compensation	34,000,000	35,000,000
Total	50,000,000	54,000,000
Effect on share-based compensation expense of derivatives used to manage costs	4,000,000	2,000,000
Amount of share-based compensation expense (recovery) included in restructuring costs	(7,000,000)	4,000,000
Liability amounts accrued for share-based compensation awards to key management personnel
Restricted stock units	40,000,000	25,000,000
Deferred share units	24,000,000	32,000,000
Total	CAD 64,000,000	CAD 57,000,000
Annual cash bonus as a percentage of base salary upon termination without cause	50.00%
Minimum | Key management personnel
Liability amounts accrued for share-based compensation awards to key management personnel
Number of months' base salary considered for severance payments	18 months
Maximum | Key management personnel
Liability amounts accrued for share-based compensation awards to key management personnel
Number of months' base salary considered for severance payments	24 months
Restricted stock units | Key management personnel
Transactions with key management personnel
Number of units awarded in period (in shares) | EquityInstruments	686,595	585,759
Notional value of units awarded in period	CAD 30,000,000	CAD 23,000,000
Grant-date fair value of units awarded in period	CAD 30,000,000	CAD 15,000,000
Share options | Key management personnel
Transactions with key management personnel
Number of share options granted and outstanding, end of period | EquityInstruments	0
Number of options exercised during the period | EquityInstruments	17,716	169,522
Intrinsic value of options exercised during the period	CAD 1,000,000	CAD 4,000,000
Weighted average share price of options at the date of exercise	44.84	42.47
Directors' Deferred Share Unit Plan | Key management personnel
Liability amounts accrued for share-based compensation awards to key management personnel
Deferred share units paid out	CAD 14,000,000	CAD 4,000,000